Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 13,421	$ 17,964
Deferred income tax liabilities	(19,650)	(15,649)
Deferred tax liability (asset)	(6,229)	2,315	$ 14,223
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	2,546	2,905
Foreign exchange | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	2,087	8,458
Other | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	5,407	3,698
Deferred income tax liabilities	(1,199)	(618)
Mine closure and rehabilitation provision | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	3,381	2,903
Mineral property, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(6,599)	(4,986)
Loans and borrowings | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(9,321)	(8,775)
Loans and borrowings | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (2,531)	$ (1,270)